Pension and Postretirement Expense Level 4 (Details) - Components of Net Pension and Non-pension postretirement Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	$ 3	$ 3	$ 2
Interest cost	10	12	14
Expected return on assets	(15)	(16)	(17)
Amortization of prior service cost	0	0	0
Amortization of net losses	11	8	7
Net expense (benefit)	9	7	6
Foreign Pension Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	14	8	8
Interest cost	18	17	17
Expected return on assets	(12)	(13)	(12)
Amortization of prior service cost	1	1	1
Amortization of net losses	10	0	0
Net expense (benefit)	31	13	14
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	0	1	1
Amortization of prior service cost	(2)	(8)	(10)
Amortization of net losses	0	0	(1)
Net expense (benefit)	(2)	(7)	(10)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	1	1	0
Interest cost	1	0	0
Amortization of prior service cost	0	0	0
Amortization of net losses	0	(1)	0
Net expense (benefit)	$ 2	$ 0	$ 0